DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) $ in Millions	Dec. 31, 2023 USD ($) MMBTU GWh	Dec. 31, 2022 USD ($) GWh MMBTU
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 2,000	$ 1,900
Fair value through profit or loss | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	6,133	7,075
Fair value through profit or loss | Foreign exchange | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	4,295
Fair value through profit or loss | Foreign exchange | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	892
Fair value through profit or loss | Foreign exchange | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	946
Fair value through profit or loss | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	45,100	19,976
Fair value through profit or loss | Interest rates | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	24,234
Fair value through profit or loss | Interest rates | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	19,941
Fair value through profit or loss | Interest rates | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	925
Fair value through profit or loss | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	2,017	$ 1,942
Fair value through profit or loss | Equity derivatives | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,231
Fair value through profit or loss | Equity derivatives | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	786
Fair value through profit or loss | Equity derivatives | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0
Fair value through profit or loss | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	69,394,000,000	51,770,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	8,482,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	25,938,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	34,974,000,000
Fair value through profit or loss | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	94,718,000	60,578,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	85,583,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	9,135,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Elected for hedge accounting | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 52,041	$ 43,286
Elected for hedge accounting | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 79,165	$ 41,963
Elected for hedge accounting | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	28,951,000,000	18,133,000,000
Elected for hedge accounting | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	49,386,000	67,803,000
Elected for hedge accounting | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0	$ 0
Elected for hedge accounting | Less than 1 year | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	17,987
Elected for hedge accounting | Less than 1 year | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 19,308
Elected for hedge accounting | Less than 1 year | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	5,471,000,000
Elected for hedge accounting | Less than 1 year | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	37,142,000
Elected for hedge accounting | Less than 1 year | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0
Elected for hedge accounting | 1 to 5 Years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	32,628
Elected for hedge accounting | 1 to 5 Years | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 53,331
Elected for hedge accounting | 1 to 5 Years | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	10,514,000,000
Elected for hedge accounting | 1 to 5 Years | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	12,244,000
Elected for hedge accounting | 1 to 5 Years | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0
Elected for hedge accounting | Thereafter | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,426
Elected for hedge accounting | Thereafter | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 6,526
Elected for hedge accounting | Thereafter | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	12,966,000,000
Elected for hedge accounting | Thereafter | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Elected for hedge accounting | Thereafter | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0